                             HOLLAND BALANCED FUND


                                Semi-Annual Report
                        March 31, 1999 (Unaudited)

---------------------------------------------

Contents


Letter from the President.................. 1

Cumulative Performance..................... 2

Statement of Net Assets.................... 3

Statement of Operations.................... 5

Statement of Changes in Net Assets......... 6

Financial Highlights....................... 7

Notes to Financial Statements.............. 8

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund . Letter from the President

--------------------------------------------------------------------------------


April 20, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:                              [PHOTO]

For the six months ended March 31, 1999 our Fund achieved a positive return of 13.0% (and a return of 11.2% for the past 12 months). The Fund's total return since its inception (10/2/95) has been 64.3%, which is incidentally a 15.3% annualized return.

Our investment portfolio of approximately 60% top quality "blue chip" stocks, 30% U.S. Treasury notes and bonds, and 10% cash equivalents has produced a more than satisfactory return to date, with much less volatility than a lot of other things.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

]

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund . Cumulative Performance

--------------------------------------------------------------------------------


March 31, 1999
--------------------------------------------------------------------------------

Set forth below is the cumulative total return figure for the period indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund on October 2, 1995. The cumulative total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------
              Comparison of Change in Value of $10,000 Investment
        in the Holland Balanced Fund and the Lipper Balanced Fund Index
--------------------------------------------------------------------------------

                         Holland Balanced Fund   Lipper Balanced Fund Index
                         ---------------------   --------------------------
       10/2/95                   10,000                    10,000
       10/31/95                  10,010                    10,001
       11/30/95                  10,340                    10,312
       12/31/95                  10,570                    10,474
       1/31/96                   10,781                    10,630
       2/29/96                   10,781                    10,635
       3/31/96                   10,993                    10,675
       4/30/96                   11,149                    10,678
       5/31/96                   11,401                    10,807
       6/30/96                   11,331                    10,843
       7/31/96                   11,139                    10,523
       8/31/96                   11,302                    10,667
       9/30/96                   11,566                    11,040
       10/31/96                  11,890                    11,274
       11/30/96                  12,411                    11,800
       12/31/96                  12,315                    11,653
       1/31/97                   12,829                    12,009
       2/28/97                   12,818                    12,054
       3/31/97                   12,582                    11,703
       4/30/97                   12,819                    12,055
       5/31/97                   13,149                    12,549
       6/30/97                   13,541                    12,923
       7/31/97                   14,254                    13,664
       8/31/97                   13,767                    13,230
       9/30/97                   14,192                    13,758
       10/31/97                  13,578                    13,508
       11/30/97                  13,849                    13,757
       12/31/97                  13,808                    13,958
       1/31/98                   13,923                    14,055
       2/28/98                   14,499                    14,613
       3/31/98                   14,772                    15,037
       4/30/98                   14,971                    15,165
       5/31/98                   15,002                    15,051
       6/30/98                   15,034                    15,324
       7/31/98                   15,076                    15,150
       8/31/98                   13,902                    13,844
       9/30/98                   14,537                    14,442
       10/31/98                  15,067                    14,982
       11/30/98                  15,736                    15,530
       12/31/98                  16,072                    16,103
       1/31/99                   16,695                    16,361
       2/28/99                   16,029                    15,968
       3/31/99                   16,426                    16,362

                      (Past performance is not predictive of future performance)

--------------------------------------------------------------------------------

                            Investment Performance
                    (For the Periods Ended March 31, 1999)

                                  Total Return
                              Cumulative Since         Average       12 months
                           Inception (10/2/95)      Annualized           Ended
Holland Balanced Fund(a)                64.26%          15.25%          11.20%
Lipper Balanced Fund Index              63.62%          15.12%           8.81%

--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by the investment advisor. Absent such waiver and reimbursement, the Fund's total return would have been lower.

Holland Series Fund, Inc
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Statement of Net Assets

--------------------------------------------------------------------------------

March 31, 1999 (unaudited)             Shares     Value*
--------------------------------------------------------
Common Stocks-58.2%
Autos-6.3%
DaimlerChrysler                        16,460 $1,412,474
General Motors Corp.                   14,400  1,251,000
                                              ----------
                                               2,663,474
                                              ----------
Banks-3.5%
J.P. Morgan & Company, Inc.            12,200  1,505,175
                                              ----------
Chemicals-2.9%
DuPont (E.I.) de Nemours & Company     21,100  1,225,119
                                              ----------
Computers-6.5%
Compaq Computer Corp.                  37,000  1,172,437
International Business Machines Corp.   8,900  1,577,525
                                              ----------
                                               2,749,962
                                              ----------
Electronics-6.5%
Hewlett-Packard Co.                    14,600  1,274,875
Intel Corp.                            12,700  1,512,887
                                              ----------
                                               2,787,762
                                              ----------
Entertainment & Leisure-2.1%
Walt Disney Co.                        29,000    902,625
                                              ----------
Financial-3.8%
Merrill Lynch & Company                18,500  1,636,094
                                              ----------
Insurance-2.6%
Chubb Corp.                            18,800  1,100,975
                                              ----------
Oil/Gas-8.3%
Exxon Corp.                            14,300  1,009,044
Schlumberger, Ltd.                     24,500  1,474,594
Texaco, Inc.                           18,700  1,061,225
                                              ----------
                                               3,544,863
                                              ----------
Pharmaceuticals-6.6%
Johnson & Johnson                      14,600  1,367,837
Merck & Company, Inc.                  18,000  1,443,375
                                              ----------
                                               2,811,212
                                              ----------
Producer Goods-6.0%
General Electric Co.                   12,700  1,404,937
Minnesota Mining & Manufacturing Co.   16,300  1,153,225
                                              ----------
                                               2,558,162
                                              ----------
Telecommunications-3.1%
AT&T Corp.                             16,700  1,332,869
                                              ----------
  Total Common Stocks
  (Cost-$18,238,998)                          24,818,292
                                              ----------
--------------------------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Statement of Net Assets (continued)

--------------------------------------------------------------------------------

March 31, 1999 (unaudited)                                 Principal      Value*
--------------------------------------------------------------------------------
U.S. Government Securities-27.1%
U.S. Treasury Note, 6.000% due 8/15/99                    $  500,000 $   502,344
U.S. Treasury Note, 5.625% due 11/30/00                    1,000,000   1,009,375
U.S. Treasury Note, 5.625% due 02/28/01                    1,000,000   1,010,938
U.S. Treasury Note, 6.375% due 8/15/02                     1,000,000   1,036,250
U.S. Treasury Note, 5.250% due 8/15/03                     2,800,000   2,806,126
U.S. Treasury Note, 5.875% due 02/15/04                    3,500,000   3,602,813
U.S. Treasury Bond, 6.250% due 8/15/23                     1,500,000   1,570,313
                                                                     -----------
  Total U.S. Government Securities
  (Cost-$11,201,812)                                                  11,538,159
                                                                     -----------
Repurchase Agreements-14.3%
Investors Bank & Trust Co. Repurchase Agreement, 4.400%
    due 4/01/99 in the amount of $6,085,848; Issued
    3/31/99 (Collaterized by $6,431,615, FHR, 6.000% due
    10/25/21 with a market value of $6,389,359) (Cost-
    $6,085,104)                                            6,085,104   6,085,104
                                                                     -----------
  Total Investments-99.6%
  (Cost-$35,525,914)                                                  42,441,555
Other assets in excess of liabilities-0.4%                               158,318
                                                                     -----------
Net Assets-100.0%
Applicable to 2,786,853 outstanding $0.01 par value
 shares (authorized 1,000,000,000)                                   $42,599,873
                                                                     ===========
Net asset value, offering price and redemption price per
 share                                                               $     15.29
                                                                     ===========
Components of Net Assets as of March 31, 1999
Capital stock at par value ($0.01)                                   $    27,869
Capital stock in excess of par value                                  35,494,952
Undistributed net investment income                                      161,372
Net accumulated realized gain on investments                                  39
Net unrealized appreciation on investments                             6,915,641
                                                                     -----------
  Net Assets                                                         $42,599,873
                                                                     ===========
--------------------------------------------------------------------------------

See Notes to the Financial Statements
*See Note 2 to Financial Statements

Holland Series Fund, Inc
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Statement of Operations

--------------------------------------------------------------------------------
Six Months Ended March 31, 1999 (Unaudited)

-----------------------------------------
Investment Income
Interest                      $  376,716
Dividends                        166,032
                              ----------
  Total investment income        542,748
                              ----------
Expenses
Investment advisory fees
(Note 3)                         134,095
Shareholder account
maintenance                       35,028
Administration fees (Note
3)                                26,819
Audit fees                        25,000
Registration fees                 18,127
Amortization of
organizational costs              16,726
Legal fees                        15,291
Shareholder reports               13,392
Custodian fees                     6,936
Insurance expense                  6,835
Directors fees                     6,500
Miscellaneous expense              7,042
                              ----------
  Total operating expenses       311,791
  Waiver of investment
   advisory fees (Note 3)        (43,600)
                              ----------
  Net expenses                   268,191
                              ----------
Net investment income            274,557
                              ----------
Net Realized and Unrealized
 Gain (Loss) on Investments
Net realized gain on
investments                           17
Net change in unrealized
 appreciation/(depreciation)
 on investments                3,714,430
                              ----------
  Net realized and
  unrealized gain on
  investments                  3,714,447
                              ----------
  Net increase in net
  assets resulting from
  operations                  $3,989,004
                              ==========
-----------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                     Six Months
                                                  Ended 3/31/99  Year Ended
                                                    (Unaudited)     9/30/98
----------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
 Operations
Net investment income                              $   274,557  $   588,764
Net realized gain on investments                            17      293,130
Net change in unrealized
 appreciation/(depreciation) on investments          3,714,430     (232,961)
                                                   -----------  -----------
Net increase in net assets resulting from
 operations                                          3,989,004      648,933
                                                   -----------  -----------
Dividends and Distributions to Shareholders From
Net investment income                                 (330,216)    (594,129)
Net realized gain on investments                      (180,379)          --
                                                   -----------  -----------
Total dividends and distributions                     (510,595)    (594,129)
                                                   -----------  -----------
Capital Share Transactions, Net (Note 6)             9,080,005    3,198,799
                                                   -----------  -----------
Total increase in net assets                        12,558,414    3,253,603
Net Assets
  Beginning of period                               30,041,459   26,787,856
                                                   -----------  -----------
  End of period                                    $42,599,873  $30,041,459
                                                   ===========  ===========
Undistributed Net Investment Income,
 end of period                                     $   161,372  $   217,031
                                                   ===========  ===========
----------------------------------------------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Financial Highlights

--------------------------------------------------------------------------------

                                                          Six Months                        Period from
                                                       Ended 3/31/99 Year Ended Year Ended     10/2/95*
For a capital share outstanding throughout the period    (Unaudited)    9/30/98    9/30/97   to 9/30/96
--------------------------------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period                      $ 13.74     $ 13.70    $ 11.39      $ 10.00
                                                          -------     -------    -------      -------
Increases From Investment Operations
Net investment income                                        0.11        0.28       0.26         0.23
Net realized and unrealized gains on
 investments                                                 1.67        0.05       2.30         1.33
                                                          -------     -------    -------      -------
  Total from investment operations                           1.78        0.33       2.56         1.56
                                                          -------     -------    -------      -------
Less Dividends and Distributions From:
Net investment income                                       (0.15)      (0.29)     (0.25)       (0.17)
Net realized gain on investments                            (0.08)          -      (0.00)#          -
                                                          -------     -------    -------      -------
Total dividends and distributions                           (0.23)      (0.29)     (0.25)       (0.17)
                                                          -------     -------    -------      -------
Net asset value, end of period                            $ 15.29     $ 13.74    $ 13.70      $ 11.39
                                                          =======     =======    =======      =======
Total Return(c)                                            12.99%(a)    2.43%     22.71%       15.65%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)                         $42,600     $30,041    $26,788      $ 7,606
Ratio of expenses to average net
 assets after fee waivers and
 reimbursement of other expenses                            1.50%(b)    1.50%      1.50%        1.50%(b)
Ratio of expenses to average net
 assets before fee waivers and
 reimbursement of other expenses                            1.74%(b)    1.83%      2.55%        4.81%(b)
Ratio of net investment income to
 average net assets after fee waivers
 and reimbursement of other expenses                        1.54%(b)    2.05%      2.31%        2.36%(b)
Ratio of net investment income (loss)
 to average net assets before fee
 waivers and reimbursement of other
 expenses                                                   1.30%(b)    1.72%      1.26%      (0.95)%(b)
Portfolio turnover                                          1.60%      16.49%      5.07%        5.04%
--------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements
(a)Not annualized
(b)Annualized
(c)Total return would have been lower had certain expenses not been waived or reimbursed.
 #Rounds to less than $0.01
 *Commencement of Investment Operations

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Notes to Financial Statements

--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Organization
The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund"). The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with commencement of its operations. The unamortized balance of organizational expenses at March 31, 1999 was $50,879.

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2. Summary of Significant Accounting Policies
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for Federal income or excise tax since the Fund intends to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued) daily net assets. During the six months ended March 31, 1999, the Investment Adviser voluntarily waived $43,600 of advisory fees.

Dividends and Distributions to Shareholders
It is the policy of the Fund to declare dividends according to the following schedule:

--------------------------------------------------
                  Dividends from Net  Capital Gain
                   Investment Income Distributions
--------------------------------------------------
                           Quarterly      Annually
   April, July, October and December      December

Distributions from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the distributable amount of net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which may reverse in a subsequent period.

3. Investment Advisory Agreement and Administration Agreement
The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Advisor.

Pursuant to its Administration Agreement, Investors Capital Services, Inc. (the "Administrator"), wholly-owned subsidiary of Investors Financial Services Co., Inc., two employees of which serve as officers of the Company, earns a fee for providing fund administration services to the Company. The Company pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $50,000 for services provided to the Company, unless otherwise waived by the Administrator. Investors Bank & Trust Company ("IBT") which is also a wholly-owned subsidiary of Investors Financial Services Co., Inc.,

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
serves as the Fund's custodian and accounting agent. Fees paid for services rendered by IBT are based upon assets of the Fund and on transactions entered into by the Fund during the year. Fees for such services paid to IBT by the Fund are reflected as custodian fees in the Statement of Operations.

4. Investment Transactions
Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the six months ended March 31, 1999 were as follows:

---------------------------------------------------------------------------------
      Purchases            Purchases                 Sales                  Sales
U.S. Government     Other Securities       U.S. Government       Other Securities
---------------------------------------------------------------------------------
  $2,822,750              $2,854,697              $500,000                    $35

The components of net unrealized appreciation (depreciation) of investments based on Federal tax cost at March 31, 1999 for the Fund were as follows:

--------------------------------------------------------------------------------------
                                                                      Cost for Federal
Appreciation       Depreciation            Net Appreciation               Tax Purposes
--------------------------------------------------------------------------------------
  $7,277,519          $(361,878)                 $6,915,641                $35,525,914

5. Repurchase Agreements
The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                  Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------

6. Capital Share Transactions
As of March 31, 1999, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

----------------------------------------------------------------------------------
                      Six Months Ended 3/31/99            Year Ended 9/30/98
----------------------------------------------------------------------------------
                         Shares             Amount        Shares           Amount
----------------------------------------------------------------------------------
Shares Sold             800,542      $  11,997,556       540,996      $ 7,471,474
Shares Reinvested        33,002            483,090        42,207          579,433
                     ----------      -------------      --------      -----------
                        833,544         12,480,646       583,203        8,050,907
Shares Redeemed        (233,140)        (3,400,641)     (351,772)      (4,852,108)
                     ----------      -------------      --------      -----------
Net Increase            600,404      $   9,080,005       231,431      $ 3,198,799
                     ==========      =============      ========      ===========

Holland Series Fund, Inc.
--------------------------------------------------------------------------------


Board of Directors
Michael F. Holland*
Director and President
Chairman,
Holland & Company L.L.C.

Sheldon S. Gordon
Director
Chairman,
Union Bancaire
Privee International, Inc.

Herbert S. Winokur, Jr.
Director
Managing General Partner,
Capricorn Investors, L.P.

Desmond G. FitzGerald
Director
Chairman,
North American Properties Group

Jeff C. Tarr
Director
Chairman,
Junction Advisors

*interested person as defined in the Investment Company Act of 1940

Adviser
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
phone(212) 486-2002
fax(212) 486-0744

Fund Administrator
Investors Capital Services, Inc.
600 Fifth Avenue
New York, NY 10020
phone(800) 304-6552

Fund Distributor
AMT Capital Securities, LLC
399 Park Avenue, 37th Floor
New York, NY 10022

Custodian and
Fund Accounting Agent
Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

Transfer Agent and
Dividend Disbursing Agent
Unified Advisers, Inc.
429 N. Pennsylvania Street
Indianapolis, IN 46204
phone(800) 249-0763

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

-------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York  10152

Phone        800-891-6181
             212-486-2002
Fax          212-486-0744